Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Current assets:
Cash and cash equivalents	$ 110,488	$ 84,600
Accounts receivable, net	63,526	55,031
Inventories	54,908	58,276
Income taxes receivable	915	4,939
Prepaid expenses and other current assets	6,206	3,680
Deferred income taxes	10,404	8,264
Total current assets	246,447	214,790
Property and equipment, net	32,735	31,121
Goodwill	6,750	6,750
Intangible assets, net	24,798	26,836
Deferred income taxes	404
Other assets	5,501	2,064
Total assets	316,635	281,561
Current liabilities:
Accounts payable	25,986	27,783
Accrued liabilities	16,921	14,972
Income taxes payable	20	330
Deferred revenue	9,231	8,096
Contingent consideration		6,580
Total current liabilities	52,158	57,761
Warrant liability	11,873	7,561
Other long-term liabilities	3,478	1,693
Deferred income taxes	1,985	4,091
Total liabilities	69,494	71,106
Commitments and contingencies (Notes 11 and 25)
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000 shares authorized, no shares issued
Common stock, $0.001 par value, 300,000 shares authorized; 46,493 and 45,583 shares issued and 46,470 and 45,540 shares outstanding as of September 27, 2013 and September 28, 2012, respectively, of which 74 and 131 shares, respectively, are subject to forfeiture	46	45
Accumulated other comprehensive loss	(167)	(137)
Additional paid-in capital	379,780	361,616
Treasury stock, 23 and 43 shares of common stock as of September 27, 2013 and September 28, 2012, respectively, at cost	(330)	(685)
Accumulated deficit	(132,188)	(150,384)
Total stockholders' equity	247,141	210,455
Total liabilities and stockholders' equity	$ 316,635	$ 281,561